GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.1 - Schedule 6

Unique ID	LOANID	Borrower Last Name	Overall Event	DBRS Overall Grade	Fitch Overall Grade	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	DBRS Compliance Grade	Fitch Compliance Grade	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
843202322	XXX	XXX	3	B	B	3	[3] Application Incomplete [3] Manufactured (Double-Wide) [2] Combined Orig LTV >100%	Per the appraisal date 07/XX/2000 subject is a manufactured home. The fully executed Final Loan Application was void of all data.	3	B	B	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1	Finance charges under disclosed by $439.05 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose the tax service fee $62, flood cert fee $15, closing fee $350 or courier fee of $15 as prepaid finance charges.
																XXXX	7/XX/2000	Purchase	Owner Occ	XXXX	XXXX	XXXX
843202319	XXX	XXX	3	B	B	3	[3] Final Application Missing [3] Missing Initial Application	3	B	B	[3] Finance Charge underdisclosed >$100 for Purchase
[3]   TIL Incomplete
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
Final TIL incomplete due to the payment stream being illegible.
Finance charges under disclosed by $596.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
														NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	XXXX	9/XX/2007	Purchase	Owner Occ	XXXX	XXXX	XXXX